                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                               ---------------------------

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: KENSICO CAPITAL MANAGEMENT
     --------------------------------------------------------------------------

Address: 200 Park AVe.
        -----------------------------------------------------------------------
         Suite 3300
--------------------------------------------------------------------------------
         New York, NY 10017
--------------------------------------------------------------------------------

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PETER GOLDSMITH
     --------------------------------------------------------------------------

Title: Director
      -------------------------------------------------------------------------

Phone: (212) 251-3103
      -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Peter Goldsmith             New York, NY                     2-16-04
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

December 31 2003

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6       COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    -------- ------------------   --------    ------------------------
                                                    VALUE     SHRS OR              SHARED                 VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  SOLE SHARED  NONE    MANAGERS    SOLE     SHARED    NONE
                                                                       (A)   (B)    (C)                 (A)        (B)     (C)
------------------    --------------   --------   --------    -------  ---- ------ ------   --------    ----     ------    -----
ALTRIA GROUP INC         COMMON        02209S103  25087620      461000   X                   KENP        461000
AMERCO                   OTC EQ        023586100   2150000      100000   X                   KENP        100000
BERKSHIRE HATHAWAY
 INC-DEL                 COMMON        084670108  18703500         222   X                   KENP           222
BROOKLINE
 BANCORP INC             OTC EQ        11373M107   1012271       65989   X                   KENP         65989
CAREER
 EDUCATION CORP          OTC EQ        141665109  11270000      280000   X                   KENP        280000
CARMAX INC               COMMON        143130102   5777724      186800   X                   KENP        186800
CENTEX CORP              COMMON        152312104  24275075      225500   X                   KENP        225500
CENTURY BUSINESS
 SERVICES                OTC EQ        156490104   2810736      628800   X                   KENP        628800
CHECK POINT
 SOFTWARE TECH           OTC EQ        M22465104   5985300      355000   X                   KENP        355000
CITIZENS
 COMMUNICATIONS CO       COMMON        17453B101  25339284     2040200   X                   KENP       2040200
CONSECO INC              COMMON        208464883  10736500      492500   X                   KENP        492500
CORIO INC                OTC EQ        218875102   1211080      442000   X                   KENP        442000
DICKS SPORTING
 GOODS INC               COMMON        253393102  12583476      258600   X                   KENP        258600
DOLLAR THRIFTY
 AUTOMOTIVE              COMMON        256743105   2477270       95500   X                   KENP         95500
DSP GROUP INC            OTC EQ        23332B106   3650185      146300   X                   KENP        146300
ECHOSTAR
 COMMUNICATIONS CO       OTC EQ        278762109  13021569      383100   X                   KENP        383100
ERIE INDEMNITY
 CO-CL A                 OTC EQ        29530P102  17871985      421708   X                   KENP        421708
EXULT INC                OTC EQ        302284104   1050649      146330   X                   KENP        146330
FOOTSTAR INC             OTC EQ        344912100   1970000      500000   X                   KENP        500000
GALYANS
 TRADING INC             OTC EQ        36458R101   7390152      613800   X                   KENP        613800
GEN PROBE INC            OTC EQ        36866T103  15135050      415000   X                   KENP        415000
GENESIS HEALTHCARE
 CORP                    OTC EQ        37184D101   7100526      311700   X                   KENP        311700
GETTY REALTY
 CORP NEW                COMMON        374297109   5481040      209600   X                   KENP        209600
GOODYEAR TIRE
 & RUBBER CO             COMMON        382550101   1545433      196620   X                   KENP        196620
GRUPO TMM
 S A DE CV               COMMON        40051D105   1375880      324500   X                   KENP        324500
GSI COMMCERCE INC        OTC EQ        36238G102   4998669      512684   X                   KENP        512684
H & R BLOCK INC          COMMON        093671105  39947240      721460   X                   KENP        721460
HCA INC                  COMMON        404119109  10439280      243000   X                   KENP        243000
HOLLYWOOD
 ENTERTAINMENT CO        OTC EQ        436141105   1375000      100000   X                   KENP        100000
INTERGRAPH CORP          OTC EQ        458683109  33902756     1416747   X                   KENP       1416747
MONY GROUP INC           COMMON        615337102   4574598      146200   X                   KENP        146200
MOORE WALLACE INC        COMMON        615857109  38185975     2038760   X                   KENP       2038760
MOVIE GALLERY INC        OTC EQ        624581104   2630144      140800   X                   KENP        140800
NEIGHBORCARE INC         OTC EQ        64015Y104  18492913      936350   X                   KENP        936350
NEWELL RUBBERMAID
 INC COM                 COMMON        651229106   6216210      273000   X                   KENP        273000
NEXTEL COMMUNICATIONS
 INC-                    OTC EQ        65332V103  28172240     1004000   X                   KENP       1004000
NEXTWAVE TELECOM
 INC-CL B                OTC EQ        65332M103    472000      147500   X                   KENP        147500
PIER 1 IMPORTS INC       COMMON        720279108  16926198      774300   X                   KENP        774300
PROVIDENT FINANCIAL
 SERVIC                  COMMON        74386T105    858060       45400   X                   KENP         45400
PUT AKSYS LTD            PUT OP        0101964PB     57750       30000   X                   KENP         30000
PUT MARVEL ENTER         PUT OP        57383M4OD      4200       14000   X                   KENP         14000
REEBOK
 INTERNATIONAL LTD       COMMON        758110100   3519140       89500   X                   KENP         89500
SCHERING
 PLOUGH CORP             COMMON        806605101   6956000      400000   X                   KENP        400000
SEACOR SMIT INC          COMMON        811904101  23078673      549100   X                   KENP        549100
SHAW GROUP INC           COMMON        820280105   1569024      115200   X                   KENP        115200
SYMBOL
 TECHNOLOGIES INC        COMMON        871508107   8651058      512200   X                   KENP        512200
UNITEDHEALTH
 GROUP INC               COMMON        91324P102   7006036      120420   X                   KENP        120420
VIAD CORP                COMMON        92552R109   3125000      125000   X                   KENP        125000